Income tax - Deferred tax liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	$ 656	$ 653
Gross deferred tax liabilities recognised directly in other comprehensive income	24	19
Deferred tax liabilities	680	672
Set-off of deferred tax assets and deferred tax liabilities	(662)	(662)
Net deferred tax liabilities	18	10	$ 36
Parent Entity
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	509	464
Gross deferred tax liabilities recognised directly in other comprehensive income	22	26
Deferred tax liabilities	531	490
Set-off of deferred tax assets and deferred tax liabilities	(528)	(490)
Net deferred tax liabilities	3
Financial instruments
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		3
Financial instruments | Parent Entity
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements		3
Finance lease transactions
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	158	106
Finance lease transactions | Parent Entity
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	161	83
Property and equipment
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	135	162
Property and equipment | Parent Entity
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	135	163
Life insurance assets
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	51	47
Other assets
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	312	335
Other assets | Parent Entity
Deferred tax liabilities
Gross deferred tax liabilities recognised in the income statements	213	215
Available-for-sale securities
Deferred tax liabilities
Gross deferred tax liabilities recognised directly in other comprehensive income	10	19
Available-for-sale securities | Parent Entity
Deferred tax liabilities
Gross deferred tax liabilities recognised directly in other comprehensive income	7	$ 26
Defined benefit
Deferred tax liabilities
Gross deferred tax liabilities recognised directly in other comprehensive income	14
Defined benefit | Parent Entity
Deferred tax liabilities
Gross deferred tax liabilities recognised directly in other comprehensive income	$ 15